Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Comprehensive Income (Loss)
Comprehensive Income (Loss)

The details of other comprehensive income (loss), net of tax, are as follows:

	Three Months Ended March 31,
	2014	2013
Foreign currency translation
Balance at beginning of period	$4.7	$3.5
Other comprehensive income (loss):
Foreign currency translation gain (loss)	—	(1.1)
Balance at end of period	$4.7	$2.4
Cash flow hedges
Balance at beginning of period	$18.3	$31.7
Other comprehensive income (loss):
Gains (losses) arising in period	1.9	(3.0)
Income tax expense (benefit)	—	—
Gains (losses) arising in period, net of tax	1.9	(3.0)
Reclassification of losses (gains) to net income (loss):
Hot roll carbon steel coil contracts (a)	—	(0.4)
Other commodity contracts (b)	(2.7)	(3.5)
Subtotal	(2.7)	(3.9)
Income tax (expense) benefit	—	—
Net amount of reclassification of losses (gains) to net income (loss)	(2.7)	(3.9)
Total other comprehensive income (loss), net of tax	(0.8)	(6.9)
Balance at end of period	$17.5	$24.8
Unrealized holding gains (losses) on securities
Balance at beginning of period	$0.4	$0.3
Other comprehensive income (loss):
Unrealized holding gains (losses) arising in period	—	0.1
Income tax expense (benefit)	—	—
Unrealized holding gains (losses) arising in period, net of tax	—	0.1
Balance at end of period	$0.4	$0.4
Pension and OPEB plans
Balance at beginning of period	$300.0	$(34.4)
Other comprehensive income (loss):
Gains (losses) arising in period	(5.3)	—
Income tax (expense) benefit	—	—
Gains (losses) arising in period, net of tax	(5.3)	—
Reclassification to net income (loss):
Prior service costs (credits) (c)	(17.3)	(19.1)
Actuarial (gains) losses (c)	(0.8)	7.3
Subtotal	(18.1)	(11.8)
Income tax (expense) benefit	—	—
Amount of reclassification to net income (loss), net of tax	(18.1)	(11.8)
Total other comprehensive income (loss), net of tax	(23.4)	(11.8)
Balance at end of period	$276.6	$(46.2)

(a)	Amounts are included in net sales on the Condensed Consolidated Statements of Operations.

(b)	Amounts are included in cost of products sold on the Condensed Consolidated Statements of Operations.

(c)	Amounts are included in pension and OPEB expense (income) on the Condensed Consolidated Statements of Operations.

Comprehensive Income (Loss)

The details of other comprehensive income (loss), net of tax, are as follows:

2013
Foreign currency translation
Balance at beginning of period	$3.5
Other comprehensive income (loss):
Foreign currency translation gain (loss)	1.2
Balance at end of period	$4.7
Cash flow hedges
Balance at beginning of period	$31.7
Other comprehensive income (loss):
Gains (losses) arising in period	3.5
Income tax expense (benefit)	1.3
Gains (losses) arising in period, net of tax	2.2
Reclassification of losses (gains) to net income (loss):
Hot roll carbon steel coil contracts (a)	(0.4)
Other commodity contracts (b)	(24.8)
Subtotal	(25.2)
Income tax (expense) benefit (d)	(9.6)
Net amount of reclassification of losses (gains) to net income (loss)	(15.6)
Total other comprehensive income (loss), net of tax	(13.4)
Balance at end of period	$18.3
Unrealized holding gains (losses) on securities
Balance at beginning of period	$0.3
Other comprehensive income (loss):
Unrealized holding gains (losses) arising in period	0.2
Income tax expense (benefit)	0.1
Unrealized holding gains (losses) arising in period, net of tax	0.1
Balance at end of period	$0.4
Pension and OPEB plans
Balance at beginning of period	$(34.4)
Other comprehensive income (loss):
Prior service credit (cost) arising in period	(6.1)
Gains (losses) arising in period	422.3
Subtotal	416.2
Income tax expense (benefit)	50.3
Gains (losses) arising in period, net of tax	365.9
Reclassification to net income (loss):
Prior service costs (credits) (c)	(76.2)
Actuarial (gains) losses (c)	25.3
Subtotal	(50.9)
Income tax (expense) benefit (d)	(19.4)
Amount of reclassification to net income (loss), net of tax	(31.5)
Total other comprehensive income (loss), net of tax	334.4
Balance at end of period	$300.0

(a)	Amounts are included in net sales on the Consolidated Statements of Operations.

(b)	Amounts are included in cost of products sold on the Consolidated Statements of Operations.

(c)	Amounts are included in pension and OPEB expense (income) on the Consolidated Statements of Operations.

(d)	Amounts are included in income tax expense (benefit) on the Consolidated Statements of Operations.

The tax effects allocated to each component of other comprehensive income (loss) in 2011 are as follows:

2011
Cash flow hedges:
Gains (losses) arising in period	$(8.0)
Reclassification of loss (gain) to net income (loss)	1.5
Unrealized holding gain (loss) on securities:
Unrealized holding gain (loss) arising in period	(0.2)
Pension and OPEB plans:
Prior service cost arising in period	(7.5)
Reclassification of prior service cost (credits) included in net income (loss)	(22.3)
Gains (losses) arising in period	(122.2)
Reclassification of losses (gains) included in net income (loss)	103.9
Income tax expense (benefit) allocated to other comprehensive income (loss)	$(54.8)

Because of the valuation allowance recorded in 2012, no income tax was allocated to other comprehensive income (loss).